                         MAINSTAY PLUS VARIABLE ANNUITY
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
         SUPPLEMENT DATED MAY 22, 2000 TO PROSPECTUS DATED MAY 1, 2000

     This supplement provides information that you should know before you invest in the policies. You should read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

     1. On pages 6 and 7, certain numbers in the Fee Table for the following Investment Divisions are changed to read as follows:

                             FEE TABLE--(CONTINUED)
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                               ALGER                                                   JANUS
                                              AMERICAN      CALVERT      FIDELITY      FIDELITY VIP    ASPEN
                                               SMALL         SOCIAL       VIP II         EQUITY-       SERIES
                                           CAPITALIZATION   BALANCED   CONTRAFUND(R)      INCOME      BALANCED
                                           --------------   --------   -------------   ------------   --------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount       7% during Payment Years 1-3; 6% during Payment Year 4; 5% during withdrawn)...........................  Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
  Transfer Fee...........................  There is no transfer fee on the first 12 transfers in any Policy
                                           Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge...........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
  Investment Protection Plan Rider Charge  Maximum annual charge of 1% of the amount that is guaranteed.
    (optional)...........................
  Rider Risk Charge Adjustment             Maximum charge of 2% of the amount that is guaranteed for
    (optional)...........................  cancellation of the Investment Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees........      1.25%         1.25%         1.25%          1.25%        1.25%
  Administration Fees....................      0.15%         0.15%         0.15%          0.15%        0.15%
  Total Separate Account Annual
    Expenses.............................      1.40%         1.40%         1.40%          1.40%        1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended
    December 31, 1999)(a)
  Advisory Fees..........................      0.85%         0.70%(c)      0.58%          0.48%        0.65%
  Administration Fees....................         --            --            --             --           --
  Other Expenses.........................      0.05%         0.19%(c)      0.07%          0.08%        0.02%
  Total Fund Annual Expenses.............      0.90%         0.89%(c)      0.65%(d)       0.56%(d)     0.67%(e)

                                           JANUS ASPEN     MFS(R)
                                             SERIES        GROWTH       MFS(R)    MORGAN STANLEY   T. ROWE PRICE     VAN ECK
                                            WORLDWIDE    WITH INCOME   RESEARCH    UIF EMERGING       EQUITY        WORLDWIDE
                                             GROWTH        SERIES       SERIES    MARKETS EQUITY      INCOME       HARD ASSETS
                                           -----------   -----------   --------   --------------   -------------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount       7% during Payment Years 1-3; 6% during Payment Year 4; 5% during Payment Year 5; 4%
    withdrawn)...........................  during Payment Year 6; and 0% thereafter.
  Transfer Fee...........................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                           NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge...........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
  Investment Protection Plan Rider Charge  Maximum annual charge of 1% of the amount that is guaranteed.
    (optional)...........................
  Rider Risk Charge Adjustment             Maximum charge of 2% of the amount that is guaranteed for cancellation of the
    (optional)...........................  Investment Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees........     1.25%         1.25%       1.25%         1.25%            1.25%          1.25%
  Administration Fees....................     0.15%         0.15%       0.15%         0.15%            0.15%          0.15%
  Total Separate Account Annual
    Expenses.............................     1.40%         1.40%       1.40%         1.40%            1.40%          1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended
    December 31, 1999)(a)
  Advisory Fees..........................     0.65%         0.75%       0.75%         0.42%            0.85%(g)       1.00%
  Administration Fees....................        --            --          --         0.25%               --             --
  Other Expenses.........................     0.05%         0.13%       0.11%         1.12%               --          0.26%
  Total Fund Annual Expenses.............     0.70%(e)      0.88%       0.86%         1.79%(f)         0.85%          1.26%

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(a)   The Fund or its agents provided the fees and charges which are based on
      1999 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.
(c) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be 0.86% for Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2000.
(d) Through arrangements with certain funds or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, total operating expenses presented in the table would have been 0.67% for the Fidelity VIP II Contrafund(R) Portfolio and 0.57% for the Fidelity VIP Equity-Income Portfolio.
(e) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
(f) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed which were 0.04% of the average daily net assets for 1999. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees" and "Total Fund Annual Expenses" would have been 1.25%, 0.25% and 2.62% respectively.
(g)  The "Advisory Fees" include the ordinary operating expenses of the Fund.

     2. On page 28, the first paragraph under Surrender Charges is changed to read as follows. Please note that this change is being made only for the purpose of clarifying the text. No changes are being made to either the amount of the surrender charge or the method used for its calculation.

          Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010